Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by SEC rules, we are providing the following information about the relationship between executive compensation actually paid (as computed in accordance with SEC rules) and certain financial performance of the Company. For further information concerning the Company’s executive compensation philosophy and how the Company aligns executive compensation with the Company’s performance, refer to the “Compensation Discussion and Analysis” in this proxy statement.
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c)	Average Summary Compensation Table Total for Non-PEO NEOs (d)	Average Compensation Actually Paid to Non-PEO NEOs (e)	Value of Initial Fixed $100 Investment Based On:		Net Income (h)	Adjusted Core Income
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2022	$15,068,389	$14,945,719	$4,081,690	$3,537,640	$118	$156	$894,000,000	$1,201,000,000
2021	$14,246,207	$16,180,923	$3,571,966	$3,965,857	$113	$130	$1,202,000,000	$1,083,000,000
2020	$11,469,174	$9,870,731	$4,009,419	$3,854,688	$95	$107	$690,000,000	$1,049,000,000

(a)
The initial Pay Versus Performance table discloses three years of information. Future disclosures will contain information until a rolling five year period is established.

(b)
Our Principal Executive Officer (PEO) for each of the years reported was Dino Robusto. The amounts reported are the amounts of total compensation reported in our Summary Compensation Table for PEO Dino Robusto.

(c)
The amounts reported are the amount of “compensation actually paid”, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned or realized by or paid to our PEO or non-PEO NEOs during the applicable year. In accordance with SEC rules, adjustments were made to Total Compensation reported in our Summary Compensation Table to determine the compensation actually paid. Adjustments made are included in the table below footnotes.

 (d)(e)
Included in the average Summary Compensation Table total and average compensation actually paid to non-PEO NEOs for 2022 are Messrs. Larry A. Haefner, Scott R. Lindquist, Douglas M. Worman, Gerald S. Haase, Daniel P. Franzetti, and Kevin G. Smith. For 2021 the non-PEO NEOs included are Messrs. Larry A. Haefner, Albert J. Miralles, Douglas M.Worman, Kevin J. Leidwinger, and Kevin G. Smith. For 2020 the non-PEO NEOs included are Messrs. James Anderson, Larry A. Haefner, Douglas M. Worman, Kevin J. Leidwinger, and Kevin G. Smith.

(f)
Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each applicable fiscal year and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period (December 31, 2019). TSR for the Company is presented using the value of an initial $100 investment at beginning of December 31, 2019.

(g)
The peer group companies for TSR in the table above are the nine companies listed on page 25 of this proxy statement. The same peer group has been used for all years disclosed. Peer group TSR disclosure in the table is required to be market capitalization weighted.

(h)
Net income for each year shown, as disclosed in the Company’s annual report on Form 10-K for corresponding year.

Year	Reported Summary Compensation Table Total for PEO (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	“Compensation Actually Paid” to PEO
2022	$15,068,389	($122,670)	—	—	—	$14,945,719
2021	$14,246,207	$1,934,716	—	—	—	$16,180,923
2020	$11,469,174	($1,598,443)	—	—	—	$9,870,731
Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	Average “Compensation Actually Paid” to Non-PEO NEOs
2022	$4,081,690	($544,050)	—	—	—	$3,537,640
2021	$3,571,966	$393,891	—	—	—	$3,965,857
2020	$4,009,419	($154,731)	—	—	—	$3,854,688

(a)
The Reported Summary Compensation Total for PEO and Non-PEO NEOs includes the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
In accordance with SEC rules for CAP calculations, instead of grant date fair value, CAP tracks the value of the equity at the start of the year to the value at the end of the year or at vesting during the year, if earlier. Equity Award Adjustments reported represent the Change in Fair Value of equity awards granted during the fiscal year and equity awards granted in prior fiscal years, which are outstanding and unvested at year end, vested during the year, or forfeited.

Company Selected Measure Name	Adjusted Core Income
Named Executive Officers, Footnote [Text Block]
(b)
Our Principal Executive Officer (PEO) for each of the years reported was Dino Robusto. The amounts reported are the amounts of total compensation reported in our Summary Compensation Table for PEO Dino Robusto.

(c)
The amounts reported are the amount of “compensation actually paid”, as computed in accordance with SEC rules. The amounts do not reflect the actual amount of compensation earned or realized by or paid to our PEO or non-PEO NEOs during the applicable year. In accordance with SEC rules, adjustments were made to Total Compensation reported in our Summary Compensation Table to determine the compensation actually paid. Adjustments made are included in the table below footnotes.

 (d)(e)
Included in the average Summary Compensation Table total and average compensation actually paid to non-PEO NEOs for 2022 are Messrs. Larry A. Haefner, Scott R. Lindquist, Douglas M. Worman, Gerald S. Haase, Daniel P. Franzetti, and Kevin G. Smith. For 2021 the non-PEO NEOs included are Messrs. Larry A. Haefner, Albert J. Miralles, Douglas M.Worman, Kevin J. Leidwinger, and Kevin G. Smith. For 2020 the non-PEO NEOs included are Messrs. James Anderson, Larry A. Haefner, Douglas M. Worman, Kevin J. Leidwinger, and Kevin G. Smith.

Peer Group Issuers, Footnote [Text Block]
(f)
Cumulative Total Shareholder Return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end of each applicable fiscal year and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period (December 31, 2019). TSR for the Company is presented using the value of an initial $100 investment at beginning of December 31, 2019.

(g)
The peer group companies for TSR in the table above are the nine companies listed on page 25 of this proxy statement. The same peer group has been used for all years disclosed. Peer group TSR disclosure in the table is required to be market capitalization weighted.

PEO Total Compensation Amount	$ 15,068,389	$ 14,246,207	$ 11,469,174
PEO Actually Paid Compensation Amount	$ 14,945,719	16,180,923	9,870,731
Adjustment To PEO Compensation, Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	“Compensation Actually Paid” to PEO
2022	$15,068,389	($122,670)	—	—	—	$14,945,719
2021	$14,246,207	$1,934,716	—	—	—	$16,180,923
2020	$11,469,174	($1,598,443)	—	—	—	$9,870,731
Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	Average “Compensation Actually Paid” to Non-PEO NEOs
2022	$4,081,690	($544,050)	—	—	—	$3,537,640
2021	$3,571,966	$393,891	—	—	—	$3,965,857
2020	$4,009,419	($154,731)	—	—	—	$3,854,688

(a)
The Reported Summary Compensation Total for PEO and Non-PEO NEOs includes the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
In accordance with SEC rules for CAP calculations, instead of grant date fair value, CAP tracks the value of the equity at the start of the year to the value at the end of the year or at vesting during the year, if earlier. Equity Award Adjustments reported represent the Change in Fair Value of equity awards granted during the fiscal year and equity awards granted in prior fiscal years, which are outstanding and unvested at year end, vested during the year, or forfeited.

Non-PEO NEO Average Total Compensation Amount	$ 4,081,690	3,571,966	4,009,419
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,537,640	3,965,857	3,854,688
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Year	Reported Summary Compensation Table Total for PEO (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	“Compensation Actually Paid” to PEO
2022	$15,068,389	($122,670)	—	—	—	$14,945,719
2021	$14,246,207	$1,934,716	—	—	—	$16,180,923
2020	$11,469,174	($1,598,443)	—	—	—	$9,870,731
Year	Reported Average Summary Compensation Table Total for Non-PEO NEOs (a)	Equity Award Adjustments (b)	Dividends not included in SCT	Change in PV of Defined Benefit or Pension Plan	Aggregate service costs for Defined Benefit or Pension Plan	Average “Compensation Actually Paid” to Non-PEO NEOs
2022	$4,081,690	($544,050)	—	—	—	$3,537,640
2021	$3,571,966	$393,891	—	—	—	$3,965,857
2020	$4,009,419	($154,731)	—	—	—	$3,854,688

(a)
The Reported Summary Compensation Total for PEO and Non-PEO NEOs includes the grant date fair value of equity awards reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year.

(b)
In accordance with SEC rules for CAP calculations, instead of grant date fair value, CAP tracks the value of the equity at the start of the year to the value at the end of the year or at vesting during the year, if earlier. Equity Award Adjustments reported represent the Change in Fair Value of equity awards granted during the fiscal year and equity awards granted in prior fiscal years, which are outstanding and unvested at year end, vested during the year, or forfeited.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Total Shareholder Return: (1) “Compensation Actually Paid” versus Company Total Shareholder Return (“TSR”); and (2) Company TSR versus Peer Group TSR (Peer Group companies are identified on page 25 of this proxy statement).
Our PEO and other NEOs’ “compensation actually paid” amounts are generally aligned with the trend in Company TSR performance, as shown in the chart below. This is primarily because “compensation actually paid” is substantively influenced by year-over-year changes in stock prices due to the fact that a significant portion of the PEO’s and each NEO’s compensation is equity-based.
As reflected in the Pay Versus Performance table on page 36, the Company’s three-year cumulative TSR is generally lower than that of the companies included in our peer group. We believe such gap may be reflective of the Company’s long term care portfolio of run-off business which is non-core and long tail and distinguishes the Company from identified peers, which do not have such business. The Peer Group TSR disclosure in the Pay Versus Performance table is also required to be market capitalization weighted. The larger market cap companies, compared to the rest of the peer group, have a substantial impact on the market cap-adjusted Peer Group TSR results shown in the table.

Compensation Actually Paid vs. Net Income [Text Block]
“Compensation Actually Paid” versus Net Income and CI
Like many companies, our earnings in 2020 were significantly adversely affected by the COVID-19 pandemic. In 2021, our net income was positively impacted by strong investment gains across our investment portfolio, as well as increased rate growth, which drove increased underwriting gains. In 2022, strong performance in both P&C combined ratio and P&C underwriting premium offset decreased investment performance. In each year, the CI, calculated as described herein, provided for a performance measure focused on core P&C operating results by the Company, with “compensation actually paid” generally aligning to the trend in CI in each such year.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
The most important financial performance measures used by the Company to link executive “compensation actually paid” to the Company’s NEOs in 2022 to the Company’s performance are listed below.
Adjusted Core Income (CI)
Underlying Property&Casualty Combined Ratio
Property&Casualty Underwriting Premium
As described under “Executive Compensation-Performance Measures” in this proxy statement (pages 21-23), CI is the Company performance measure which is the primary basis for determination of incentive compensation to executives. Further, as the determined formula for CI, as described on page 21, adjusts for certain non-core operational impact (eg, long term care reserve changes, catastrophes under or over plan assumptions, limited partnership and common equity investment income under or over plan assumptions), the primary drivers of increased CI (and thus, increased Company performance) are underlying P&C combined ratio and P&C underwriting premium.

Total Shareholder Return Amount	$ 118	113	95
Peer Group Total Shareholder Return Amount	156	130	107
Net Income (Loss)	$ 894,000,000	$ 1,202,000,000	$ 690,000,000
Company Selected Measure Amount	1,201,000,000	1,083,000,000	1,049,000,000
PEO Name	Dino Robusto
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Core Income (CI)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Underlying Property&Casualty Combined Ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Property&Casualty Underwriting Premium
PEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (122,670)	$ 1,934,716	$ (1,598,443)
Non-PEO NEO [Member] | Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (544,050)	$ 393,891	$ (154,731)